10-Q Nature of Operations and Significant Accounting Policies	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Nature of Operations and Significant Accounting Policies	Nature of Operations and Significant Accounting Policies
Nature of Operations
Bowhead Specialty Holdings Inc. (“BSHI”, or “the Company”), formerly known as Bowhead Holdings Inc., is a Delaware domiciled insurance holding company that is majority-owned by Bowhead Insurance Holdings LP (“BIHL”). On March 19, 2024, the Company amended the certificate of incorporation of Bowhead Holdings Inc. to change the name of the Company to Bowhead Specialty Holdings Inc. BSHI provides specialty property and casualty insurance products in the U.S., initially focusing on Casualty, Professional Liability and Healthcare risks, which are primarily written on a non-admitted (or excess and surplus (“E&S”)) basis.
BSHI conducts its business operations through three wholly-owned subsidiaries. Bowhead Specialty Underwriters, Inc. (“BSUI”) is Bowhead’s managing general agency, holding a resident insurance license in the State of Texas, and is domiciled in the State of Delaware. Bowhead Insurance Company, Inc. (“BICI”) is BSHI’s insurance company subsidiary licensed and domiciled in the State of Wisconsin. Bowhead Underwriting Services, Inc. (“BUSI”) is the Company’s services company domiciled in the State of Delaware.
BSUI is party to three Managing General Agency Agreements (“MGA Agreements”) with Homesite Insurance Company, Homesite Insurance Company of Florida, and Midvale Indemnity Company (together the “AmFam Issuing Carriers”), each of which is a wholly-owned subsidiary of American Family Mutual Insurance Company, S.I., (“AFMIC” and together with its wholly-owned subsidiaries, “AmFam”). AmFam is a related party and beneficially owns approximately 18.9% of BSHI’s issued and outstanding common stock as of June 30, 2024. BSUI is also party to third-party broker agreements, allowing the direct payment of premiums from such brokers to BSUI. Through these MGA agreements, BSUI writes premium and provides claim handling services on behalf of the AmFam Issuing Carriers, and BICI assumes 100% of the premium, net of any inuring third-party reinsurance, through a Quota Share Agreement with AFMIC (the “AmFam Quota Share Agreement”). AmFam receives a ceding fee on net premiums assumed by BICI (“Ceding Fee”). BICI is also party to an Insurance Trust Agreement pursuant to which BICI provides collateral to support the obligations of the AmFam Quota Share Agreement.
The Company is organized as a single operating and reportable segment through which it offers a variety of specialty insurance products to a number of markets.
Basis of Presentation
The accompanying condensed consolidated financial statements for BSHI and its wholly-owned subsidiaries (“Bowhead”) are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and do not contain all of the information and footnotes required by U.S. GAAP for complete financial statements. As such, the disclosures provided herein should be read in conjunction with the Company’s latest annual financial statements. In the opinion of management, the condensed consolidated financial statements reflect all adjustments, consisting of only normal recurring adjustments, necessary for the fair statement of the Company’s financial position. All intercompany transactions and balances are eliminated in consolidation. Interim results are not necessarily indicative of results of operations for the full year.
Use of Estimates
The preparation of the condensed financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Significant estimates in the Company’s condensed consolidated financial statements include, but are not limited to, reserves for losses and loss adjustment expenses, reinsurance recoverable on unpaid losses and loss adjustment expenses, fair value of investments, and income taxes.
Management bases its estimates and assumptions on historical experience and other factors, including the current economic environment and on various other judgments that it believes to be reasonable under the circumstances. Management periodically reviews its estimates and assumptions and makes adjustments thereto when facts and circumstances dictate. Changes in accounting estimates and underlying assumptions are recognized prospectively in the condensed consolidated financial statements.
Basic and Diluted Earnings Per Share
Basic earnings per share is calculated by dividing net income by the weighted-average common stock outstanding for the period. Diluted earnings per share follows the basic earnings per share calculation, except the denominator is increased to reflect the dilution that may occur if equity based awards are converted into common stock equivalents, as calculated using the treasury stock method. Anti-dilutive equity based awards, which are awards that would increase earnings per share upon conversion under the treasury stock method, are excluded in the calculation of diluted earnings per share.
See Note 10 for the computation of basic and diluted earnings per share.
Stock Split
On May 9, 2024, the Company effected a 240 thousand-for-1 forward split of each outstanding share of BSHI’s common stock, par value $0.01 per share. As a result of the forward stock split, 100 shares of common stock issued and outstanding was increased to 24,000,000 shares of issued and outstanding common stock, without any change in the par value per share. All share, per share and related information presented in the condensed consolidated financial statements and accompanying notes have been retroactively adjusted, where applicable, to reflect the impact of the forward stock split.
Initial Public Offering (“IPO”)
On May 28, 2024, the Company completed an upsized IPO with the sale of 8,658,823 shares of common stock at a price to the public of $17.00 per share, including 1,129,411 shares sold upon the exercise in full of the underwriters’ option to purchase additional shares. After underwriter discounts, commissions and offering expenses, net proceeds from the IPO were approximately $131.0 million.
Stock-Based Compensation
Class P Interests
BIHL, the majority stockholder of BSHI, issued Class P Interests to certain employees in connection with the Company’s pre-IPO employee compensation structure. Each Class P Interest is structured as a profit interest award and entitles the employees to profits after the partners of BIHL receive a return of their initial investment. The Class P Interests are accounted for as equity under accounting standards codification (“ASC”) 718, Compensation – Stock Compensation (“ASC 718”). The fair value of the compensation cost incurred under these awards is measured at the date of grant based on the fair value of the award and is recognized as operating expenses within the Condensed Consolidated Statements of Income and Comprehensive Income, using a graded method over the requisite service period. The Company recognizes any award forfeitures when they occur.
2024 Plan
On May 22, 2024, the Company’s Board of Directors (the “Board”) approved and adopted the 2024 Omnibus Incentive Plan (the “2024 Plan”), which provides for the grant of stock options (including incentive stock options (“ISOs”) and nonqualified stock options), stock appreciation rights, restricted stock, restricted stock units (“RSUs”), other stock-based awards, stock bonuses, cash awards and substitute awards.
Under the 2024 Plan, the Company granted RSUs to the Company’s employees and certain Board directors, and performance stock units (“PSUs”) to its chief executive officer (the “CEO”).
Restricted Stock Units
The RSUs are subject to a service condition and are accounted for as equity under ASC 718. The RSUs are valued based on the fair value of the underlying award, which is Bowhead’s common stock, at the date of grant. The Company recognizes the compensation cost for the RSUs on a straight-line basis over the awards’ vesting period as operating expenses within the Company’s Condensed Consolidated Statements of Income and Comprehensive Income. The Company recognizes any award forfeitures when they occur.
Performance Stock Units
The PSUs are subject to both a service and a market condition, and may be settled in cash upon the occurrence of an event that is outside of the Company’s control. The PSUs are accounted for as mezzanine equity on the Company’s Condensed Consolidated Balance Sheets under ASC 718 until the vesting date. The PSUs are measured at fair value based on a Monte Carlo simulation model. The Company recognizes the compensation cost for PSUs on a straight-line basis over the award’s vesting period as operating expenses within the Company’s Condensed Consolidated Statements of Income and Comprehensive Income. If the market condition is not achieved, previously recognized compensation expense is not reversed. The Company recognizes any award forfeitures when they occur.
Warrants
On May 22, 2024, the Board approved the issuance of warrants to AmFam, a related party of the Company, to purchase shares of the Company’s common stock. The warrants are subject to a service condition and are accounted for as equity under ASC 718. The fair value of the warrants are based on Black-Scholes-Merton pricing models. The Company recognizes compensation cost for the warrants on a quarterly basis over the awards’ vesting period as warrant expense within the Company’s Condensed Consolidated Statements of Income and Comprehensive Income. The Company recognizes any award forfeitures when they occur.
See Note 9 for additional information on the Company’s stock-based compensation.
Deferred Financing Fees
Costs associated with the establishment of a senior secured revolving credit facility have been deferred and are amortized using the straight-line method over the terms of such instruments. Unamortized deferred financing fees are presented within other assets on the Company’s Condensed Consolidated Balance Sheets, and amortization expenses related to such costs are included in credit facility interest expenses and fees in the Company’s Condensed Consolidated Statements of Income and Comprehensive Income.
Recent Accounting Pronouncements
Recently Adopted Accounting Standards
The Company has not adopted any new accounting standards during the three and six months ended June 30, 2024.
Recently Issued Accounting Standards Not Yet Adopted
The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company is provided an option to adopt new or revised accounting guidance as an “emerging growth company” under the JOBS Act either (1) within the same periods as those otherwise applicable to public business entities, or (2) within the same time periods as private companies, including early adoption when permissible.
There are no prospective accounting standards which, upon their effective date, would have a material impact on the Company’s condensed consolidated financial statements.